PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Disclosure of prepayments and other receivables

1.               PREPAYMENTS AND OTHER RECEIVABLES

	2019	2020
	RMB’000	RMB’000

Due from third parties	282,229	452,921
Due from related parties	83,848	242,601
	366,077	695,522

	2019	2020
	RMB’000	RMB’000

Other receivables	255,494	606,452
Less: Provision for impairment	(10,590)	(10,590)
Other receivables, net (Note (a))	244,904	595,862
Prepayments (Note (b))	121,173	99,660
	366,077	695,522

(a)              Other receivables mainly represent miscellaneous deposits and receivables arising from the course of provision of non-railway transportation services by the Group.

Movements on the provision for impairment of other receivables are as follows:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000

At December 31	13,325	10,590	10,590
Change of accounting policy	5,527	-	-
At January 1	18,852	10,590	10,590
Provision for impairment loss	4,631	-	-
Reversal of impairment loss provision	(2)	-	-
Written-off	(12,891)	-	-
At December 31	10,590	10,590	10,590

(b)             Prepayments mainly represent amounts paid in advance to the suppliers for utilities and other operating expenses of the Group. As of December 31, 2020, the input VAT with related invoices not been received or verified amounted to RMB94,536,000 (2019: RMB101,317,000).

The carrying amounts of the Group’s prepayments and other receivables are denominated in the following currencies:

	2019	2020
	RMB’000	RMB’000

RMB	365,364	695,522
HKD	713	-
	366,077	695,522

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above. The Group does not hold any collateral as security.